Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Parenthetical) (Detail) - USD ($)
$ in Millions
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Employee Benefits Restructuring And Post Retirement Employee Benefits Provisions [line items]
Defined Benefit Obligation at Present Value	$ 315	$ 276